Loss Per Share Attributable to Equity Holders of the Company (Details) - Schedule of dilutive ordinary shares in issue during the year (Parentheticals) - $ / shares	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Schedule Of Dilutive Ordinary Shares In Issue During The Year Abstract
Basic and diluted	$ (0.79)	$ (0.44)	$ (0.12)
Basic and diluted	18,299,309	11,650,205	11,421,393